General and Administrative Expenses (Details) - General and Administrative Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses	€ 21,339	€ 8,844
Professional services	8,483	2,615
Software cost	1,897	1,250
Depreciation/amortization	1,289	896
Other administrative expenses	2,398	1,832
Total	€ 35,406	€ 15,437